Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate					$ (4,905)	$ (19,150)	$ (9,408)
Valuation allowance					10,900	15,422	4,007
Debt discount and interest limitation					(9,293)	8,954	(806)
Compensation expense					2,469	224	166
Acquisition related charges					992	75	63
Prior year true-up and carryback					(713)	(3,968)	6,955
State, net of federal tax benefit					(174)	(2,545)	(1,164)
Income tax credits and incentives					0	0	(101)
Other					728	993	235
Total	$ (3)	$ (28)	$ 5	$ (25)	$ 4	$ 5	$ (53)